Shareholder Report, Average Annual Return (Details) 196795_Performance Trust Total Return Bond Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	92 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	0.26%	(0.02%)	1.85%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	2.59%	0.43%	2.15%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.76%